UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/2011

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Large Cap Growth Fund

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Large Cap Growth Fund
August 31, 2011 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Consumer Discretionary--17.5%
Avon Products	2,872	64,792
BorgWarner	1,045a	74,603
Chipotle Mexican Grill	245a	76,776
Johnson Controls	857	27,321
Las Vegas Sands	1,130a	52,624
Lowe's	6,835	136,221
Lululemon Athletica	405a	22,166
Marriott International, Cl. A	2,059	60,288
MasterCard, Cl. A	576	189,913
Netflix	345a	81,078
NIKE, Cl. B	1,032	89,423
Staples	3,123	46,033
Starbucks	1,755	67,778
Target	845	43,661
VF	440	51,506
Viacom, Cl. B	870	41,969
Walt Disney	2,086	71,049
Yum! Brands	1,118	60,786
		1,257,987
Consumer Staples--6.9%
Anheuser-Busch InBev, ADR	663	36,637
Costco Wholesale	1,183	92,913
Green Mountain Coffee Roasters	880a	92,171
PepsiCo	2,005	129,182
Procter & Gamble	1,663	105,900
Whole Foods Market	585	38,628
		495,431
Energy--7.3%
Baker Hughes	625	38,194
Cameron International	618a	32,111
Chevron	693	68,545

Devon Energy	786	53,314
Exxon Mobil	850	62,934
Halliburton	1,366	60,609
Occidental Petroleum	772	66,963
Schlumberger	1,795	140,225
		522,895
Financial--4.8%
American Express	1,297	64,474
Berkshire Hathaway, Cl. B	784a	57,232
CB Richard Ellis Group, Cl. A	4,392a	66,583
CME Group	296	79,068
JPMorgan Chase & Co.	1,010	37,936
Northern Trust	1,059	40,697
		345,990
Health Care--7.4%
Alexion Pharmaceuticals	1,060a	61,422
Cerner	680a	44,853
Gilead Sciences	715a	28,518
Intuitive Surgical	260a	99,151
Johnson & Johnson	880	57,904
St. Jude Medical	2,112	96,180
Teva Pharmaceutical Industries,
ADR	1,429	59,103
Thermo Fisher Scientific	1,588a	87,229
		534,360
Industrial--9.7%
Cummins	495	45,995
Deere & Co.	941	76,052
Emerson Electric	1,469	68,382
FedEx	721	56,757
Goodrich	1,843	164,359
Honeywell International	1,401	66,982
Joy Global	581	48,484
Parker Hannifin	918	67,409
Precision Castparts	457	74,879
Union Pacific	323	29,771
		699,070
Information Technology--34.5%

Altera	995	36,208
Amazon.com	738a	158,884
Apple	1,169a	449,867
ARM Holdings, ADR	815	22,478
ASML Holding	1,041	36,716
Baidu, ADR	448a	65,309
Check Point Software Technologies	1,505a	81,932
Electronic Arts	995a	22,467
EMC	2,063a	46,603
Equinix	612a	57,553
Google, Cl. A	475a	256,955
Intel	1,980	39,857
Intuit	1,083	53,424
IPG Photonics	595a	34,498
KLA-Tencor	815	29,894
Microsoft	2,200	58,520
NetApp	2,394a	90,063
Oracle	7,043	197,697
Polycom	750a	17,850
QUALCOMM	4,901	252,206
Rackspace Hosting	1,989a	72,718
Salesforce.com	1,173a	151,024
Visa, Cl. A	660	58,001
VMware, Cl. A	1,018a	96,058
Xilinx	3,148	98,029
		2,484,811
Materials--4.9%
E.I. du Pont de Nemours & Co.	930	44,891
Freeport-McMoRan Copper & Gold	948	44,689
Ivanhoe Mines	725a	16,653
Monsanto	820	56,523
Potash Corp of Saskatchewan	1,140	66,097
Praxair	1,251	123,211
		352,064
Telecommunication Services--3.9%
American Tower, Cl. A	3,687a	198,582
Crown Castle International	1,963a	85,253
		283,835

Total Investments (cost $6,247,947)	96.9%	6,976,443
Cash and Receivables (Net)	3.1%	221,836
Net Assets	100.0%	7,198,279

ADR - American Depository Receipts
a Non-income producing security.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $6,247,947.

Net unrealized appreciation on investments was $728,496 of which $927,191 related to appreciated investment securities and $198,695 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	34.5
Consumer Discretionary	17.5
Industrial	9.7
Health Care	7.4
Energy	7.3
Consumer Staples	6.9
Materials	4.9
Financial	4.8
Telecommunications	3.9

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	6,569,352	-	-	6,569,352
Equity Securities - Foreign+	407,091	-	-	407,091

+ See Statement of Investments for additional detailed categorizations.

STATEMENT OF INVESTMENTS
Dreyfus Select Manager Small Cap Growth Fund
August 31, 2011 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Consumer Discretionary--16.5%
Allegiant Travel	10,590a	497,200
Asbury Automotive Group	5,037a	94,746
BJ's Restaurants	17,918a	827,274
Body Central	1,374	23,839
Bravo Brio Restaurant Group	4,075	84,556
Build-A-Bear Workshop	12,100a	71,511
Callaway Golf	19,300	108,466
Capella Education	8,730a	279,185
Caribou Coffee	1,279a	19,428
Cheesecake Factory	33,365a	915,869
Coinstar	1,800a	82,062
CROCS	31,536a	862,825
Dick's Sporting Goods	9,640a	338,653
DTS	15,550a	477,696
Elizabeth Arden	1,490a	48,008
FactSet Research Systems	6,070	533,553
Francesca's Holdings	23,815	546,078
Gaylord Entertainment	931a	23,405
Grand Canyon Education	37,063a	576,330
Hibbett Sports	21,770a	815,504
JOS. A. Bank Clothiers	10,710a	548,888
K12	15,470a	415,834
La-Z-Boy	8,300a	73,040
Liz Claiborne	3,526a	18,406
LKQ	67,950a	1,739,520
MDC Partners, Cl. A	2,563	40,880
Mobile Mini	19,940a	379,857
MWI Veterinary Supply	10,010a	740,740
Pacific Sunwear of California	42,100a	65,255
Panera Bread, Cl. A	5,035a	579,780

Pier 1 Imports	2,537a	27,095
PriceSmart	2,356	154,224
Rentrak	11,775a	168,500
Saks	2,755a	26,668
Select Comfort	16,792a	266,657
ServiceSource International	26,420	477,409
Shuffle Master	3,570a	31,630
Shutterfly	7,198a	386,245
Sotheby's	2,250	83,723
Steven Madden	729a	26,331
Teavana Holdings	10,984	285,035
Tesla Motors	31,565a	780,918
Titan International	19,503	419,315
Ulta Salon, Cosmetics & Fragrance	34,541a	2,040,682
Vera Bradley	5,980	209,898
Vitamin Shoppe	9,315a	412,655
Wendy's	12,100	58,927
Westport Innovations	45,195a	1,105,470
Wet Seal, Cl. A	5,261a	26,515
Zipcar	7,319	153,919
		18,970,204
Consumer Staples--3.9%
Diamond Foods	12,859	1,014,061
Fresh Market	31,429	1,213,473
Green Mountain Coffee Roasters	3,888a	407,229
TreeHouse Foods	11,330a	620,657
United Natural Foods	29,140a	1,185,124
		4,440,544
Energy--3.6%
Brigham Exploration	30,564a	889,412
Clean Energy Fuels	16,640a	219,149
Complete Production Services	1,266a	36,790
Comstock Resources	5,550a	112,943
Dril-Quip	9,865a	638,266
Energy XXI	871a	23,352
Georesources	1,170a	27,261
Gulfport Energy	1,491a	43,090

Kodiak Oil & Gas	4,920a	29,520
Penn Virginia	7,600	62,016
Rosetta Resources	22,530a	1,035,253
SM Energy	9,775	747,788
Solazyme	13,980	195,860
Superior Energy Services	2,375a	83,885
		4,144,585
Exchange Traded Funds--.3%
iShares Russell 2000 Index Fund	3,967	288,203
Financial--4.1%
Affiliated Managers Group	3,805a	331,644
Cass Information Systems	15,310	553,916
Financial Engines	60,232a	1,341,968
GFI Group	18,100	79,097
HFF, Cl. A	2,331a	27,552
MarketAxess Holdings	19,135	564,100
MF Global Holdings	4,152a	22,794
Portfolio Recovery Associates	14,645a	1,070,989
Strategic Hotels & Resorts	38,198a	182,586
Texas Capital Bancshares	21,355a	548,183
		4,722,829
Health Care--16.2%
Abaxis	25,325a	629,833
Accretive Health	990a	26,572
Air Methods	402a	26,753
Alkermes	1,477a	25,611
AngioDynamics	49,865a	718,056
AtriCure	1,305a	13,389
Auxilium Pharmaceuticals	5,850a	99,509
Bio-Reference Labs	39,420a	797,861
Cardiovascular Systems	3,103a	39,874
Cepheid	99,338a	3,601,996
Complete Genomics	21,255	192,570
Cubist Pharmaceuticals	844a	29,278
Dexcom	18,019a	216,768
Emergent BioSolutions	4,600a	83,122
Endologix	2,957a	28,151

Exact Sciences	19,855a	153,479
ExamWorks Group	1,252	18,818
Genomic Health	7,805a	190,442
Haemonetics	9,330a	583,218
Healthcare Services Group	32,450	508,816
HeartWare International	2,153a	135,230
Hologic	4,800a	79,872
IDEXX Laboratories	6,515a	519,767
Incyte	17,275a	277,609
Insulet	20,770a	363,060
IPC The Hospitalist	16,695a	669,470
Mako Surgical	27,088a	972,459
MAP Pharmaceuticals	1,313a	18,382
Masimo	19,745	487,109
Mednax	17,505a	1,143,252
Medtox Scientific	14,360	201,040
Merit Medical Systems	1,585a	23,062
Neogen	44,186a	1,534,138
NxStage Medical	23,598a	433,967
Omnicare	2,700	80,217
Parexel International	28,415a	579,098
Pharmasset	4,366a	573,343
Salix Pharmaceuticals	769a	23,416
Staar Surgical	6,334a	51,875
SXC Health Solutions	16,857a	921,909
Targacept	1,017a	16,557
Techne	18,455	1,337,434
Thoratec	2,400a	82,224
Tornier	1,613	37,728
Uroplasty	2,546a	15,887
Wright Medical Group	5,200a	79,716
Zoll Medical	645a	28,819
		18,670,756
Industrial--17.7%
Acuity Brands	14,440	664,818
Aerovironment	10,530a	301,790
American Railcar Industries	1,489a	27,264

Beacon Roofing Supply	43,180a	801,421
Chart Industries	15,138a	715,876
Chemed	23,645	1,372,592
CoStar Group	9,840a	503,611
Donaldson	10,515	620,175
Echo Global Logistics	36,054a	504,756
Esterline Technologies	5,960a	448,728
Forrester Research	20,350	685,795
Forward Air	16,120	457,969
GATX	701	25,418
Genesee & Wyoming, Cl. A	17,030a	884,538
Hexcel	56,738a	1,303,272
HMS Holdings	33,325a	874,115
Hub Group, Cl. A	695a	21,886
iRobot	17,434a	485,014
Lindsay	3,730	232,006
Marten Transport	24,940	458,397
MAXIMUS	27,818	1,028,987
Middleby	13,517a	1,088,997
Monro Muffler Brake	26,657	1,053,751
Newpark Resources	12,775a	105,777
Old Dominion Freight Line	587a	18,854
Orbital Sciences	5,200a	81,328
Polypore International	18,809a	1,159,952
Quality Distribution	2,692a	32,896
Resources Connection	42,510	444,655
Ritchie Brothers Auctioneers	49,920	1,147,661
Rollins	83,320	1,742,221
Rush Enterprises, Cl. A	1,950a	35,880
Textainer Group Holdings	798	18,921
Titan Machinery	12,114a	321,142
Triumph Group	11,693	612,479
Wabash National	3,190a	18,151
Werner Enterprises	856	19,928
		20,321,021
Information Technology--31.2%
ADTRAN	721	22,394

Allscripts Healthcare Solutions	44,660a	801,870
Anixter International	441	26,023
Athenahealth	25,840a	1,498,720
Bottomline Technologies	30,215a	694,039
BroadSoft	6,727a	203,492
Cabot Microelectronics	19,825a	788,242
Cardtronics	1,857a	45,979
Cavium	1,167a	37,566
Cognex	8,045	257,440
Commvault Systems	980a	33,232
Concur Technologies	29,060a	1,215,290
Constant Contact	41,395a	791,886
Cymer	5,805a	234,870
Cypress Semiconductor	178a	2,820
DealerTrack Holdings	29,925a	560,196
Digi International	69,835a	877,826
Ebix	35,570a	582,637
Echelon	58,695a	490,103
EResearch Technology	16,100a	83,881
FARO Technologies	19,855a	753,894
Fortinet	21,499a	411,275
Fusion-io	28,845	722,279
Gentex	38,988	1,011,544
Guidance Software	34,610a	218,043
Hittite Microwave	473a	25,693
Innerworkings	64,360a	487,849
Interactive Intelligence Group	25,355a	819,474
IPG Photonics	29,901a	1,733,660
Lattice Semiconductor	31,405a	176,810
Liquidity Services	19,595a	470,280
LivePerson	29,906a	351,396
Logmein	14,490a	452,813
Marchex, Cl. B	2,523	25,381
Medidata Solutions	21,430a	353,595
Mellanox Technologies	11,069a	325,982
Nanometrics	25,943a	412,234
Napco Security Technologies	6,895a	18,203

National Instruments	56,372	1,433,540
Netgear	714a	19,856
NetSuite	34,635a	1,113,515
OCZ Technology Group	5,190a	29,427
Omnicell	5,400a	84,456
OmniVision Technologies	136a	2,502
OpenTable	6,470a	394,605
Opnet Technologies	20,966	723,327
Parametric Technology	1,138a	20,484
Pegasystems	32,577	1,316,436
Power Integrations	23,240	746,934
Procera Networks	3,759a	30,861
PROS Holdings	16,260a	257,884
QLIK Technologies	17,412a	441,916
Quality Systems	15,435	1,420,329
Rackspace Hosting	20,884a	763,519
RightNow Technologies	979a	32,101
Riverbed Technology	20,145a	499,193
Saba Software	2,559a	17,811
Semtech	51,515a	1,098,815
SPS Commerce	28,431a	515,454
Stratasys	16,325a	377,761
SuccessFactors	22,083a	515,858
Synaptics	3,050a	74,511
Synchronoss Technologies	1,061a	28,817
Teradyne	14,052a	170,029
Travelzoo	1,575a	57,535
Tyler Technologies	30,065a	758,540
Ultimate Software Group	58,906a	2,980,054
Ultratech	16,690a	340,810
Universal Display	13,700a	672,259
Velti	16,758a	158,531
Verint Systems	24,600a	703,068
		35,819,649
Materials--2.7%
Balchem	22,750	939,575
Chemtura	1,614a	21,369

CIRCOR International	15,150	522,827
Furmanite	4,311a	26,297
Globe Specialty Metals	2,006	33,601
Intrepid Potash	2,475a	84,695
Kaydon	16,380	550,696
Kraton Performance Polymers	928a	22,244
Landec	27,615a	164,309
RBC Bearings	16,070a	561,647
Rockwood Holdings	4,262a	217,362
		3,144,622
Telecommunication Services--2.1%
Acme Packet	12,365a	582,268
Aruba Networks	31,594a	673,900
EZchip Semiconductor	16,855a	541,888
Finisar	18,892a	348,746
Leap Wireless International	8,300a	75,032
NII Holdings	2,625a	101,141
ShoreTel	19,879a	138,755
		2,461,730
Utilities--.2%
EnerNOC	17,375a	218,056

Total Investments (cost $108,559,980)	98.5%	113,202,199
Cash and Receivables (Net)	1.5%	1,753,071
Net Assets	100.0%	114,955,270

a	Non-income producing security.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $108,559,980. Net unrealized appreciation on investments was $4,642,219 of which $10,206,749 related to appreciated investment securities and $5,564,530 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.2
Industrial	17.7

Consumer Discretionary	16.5
Health Care	16.2
Financial	4.1
Consumer Staples	3.9
Energy	3.6
Materials	2.7
Telecommunication Services	2.1
Exchange Traded Funds	.3
Utilities	.2
98.5

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	110,134,589	-	-	110,134,589
Equity Securities - Foreign+	2,953,549	-	-	2,953,549
Exchange Traded Funds	114,061	-	-	114,061

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments. Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments. Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)